PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Threshold minimum pension benefits	Rp 1
The company | Retired before end of June 2002
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Maximum monthly pension benefits, settlements made		Rp 17,000	Rp 34,000
The company | Funded pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Percentage of companies share in total plan assets		1.32%	1.54%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets		1.28%	1.78%
Actual return on plan asset		Rp 1,924,000	Rp 275,000
Minimum FSR required for non contribution to fund		105.00%
Funding Sufficiency Ratio		105.00%
The company | Series B shares | Funded pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments		Rp 256,000	Rp 294,000